EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share
The computations of basic and diluted earnings per share for the Company were as follows (in thousands except per share amounts) as of December 31:

	2017	2016	2015
Numerator:
Net earnings (basic)	$14,439	$12,121	$10,111
Net earnings (diluted)	$14,439	$12,121	$10,111

Denominator:
Weighted-average shares outstanding (basic)	10,230,840	8,968,262	8,796,029
Effect of dilutive securities:
Common stock equivalent shares from stock options	82,529	8,066	5,958
Weighted-average shares outstanding (diluted)	10,313,369	8,976,328	8,801,987

Net earnings per share
Basic	$1.41	$1.35	$1.15
Diluted	$1.40	$1.35	$1.15